Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Earning Loss Per Share
	Years Ended June 30,
	2025	2024	2023

Basic and diluted loss per share (cents per share)	(0.19)	(0.52)	(0.57)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	6,396,924,117	3,648,875,564	2,427,841,917